Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
BORROWINGS [Abstract]
June 30, 2017	$ 24,403
June 30, 2018	30,471
June 30, 2019	414,914
June 30, 2020	59,199
June 30, 2021	28,623
June 30, 2022 and thereafter	1,096,866
Total	$ 1,654,476	$ 1,608,526